DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of amounts recognized in gain on derivative financial instruments line item of consolidated statements of income

	Year Ended December 31,

	2017	2016

Premiums realized on written foreign exchange call options	$(2,925)	$(2,569)

Realized loss on warrants	–	543

Unrealized loss (gain) on warrants(i)	15	(580)

Realized (gain) loss on currency and commodity derivatives	(10,832)	357

Unrealized gain on currency and commodity derivatives(i)	(7,248)	(7,219)

Gain on derivative financial instruments	$(20,990)	$(9,468)

Note:

(i)

Unrealized gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the gain on derivative financial instruments line item of the consolidated statements of income and comprehensive income and through the other line item of the consolidated statements of cash flows.